Investment Strategy	Dec. 22, 2025
Founder-Led ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Founder-Led Index (the “Index”). The Index tracks the performance of the top 50 founder-led publicly traded U.S. companies, defined as companies where at least one original founder currently serves in a C-suite or equivalent key executive role (e.g., CEO, President, CTO, CFO). The Index is owned and maintained by Corgi Strategies, LLC (the “Index Owner”), which is responsible for the selection criteria, constituent determination, and weighting methodology. Solactive AG (the “Index Calculator”) calculates and disseminates the Index on behalf of Corgi Strategies, LLC.

The Index

I. Eligible Universe

The Index’s eligible universe includes common equity securities of U.S.-listed companies with primary listings only (excluding American Depositary Receipts and over-the-counter securities).

II. Constituent Selection

From the eligible universe, companies are screened to identify founder-led issuers, meaning companies where at least one original founder currently serves in a C-suite or equivalent key executive role (e.g., CEO, President, CTO, CFO). Among these founder-led issuers, the Index selects 50 companies using free float adjusted market capitalization and liquidity criteria.

III. Weighting

Constituents are weighted by free float adjusted market value, subject to a maximum of 10% per issuer as of each Rebalance Day. Any amount above the 10% maximum will be distributed pro rata. If the Index becomes concentrated in a particular sector or industry, the Fund is expected to mirror that concentration.

IV. Rebalancing

The Index is reconstituted and rebalanced quarterly after the close on the third Friday of March, June, September, and December, with changes effective on the next trading day (each, a “Rebalance Day”). The 10% single issuer cap is applied at each Rebalance Day.

Between scheduled rebalances, if any constituent’s closing weight rises above 20%, that name is reset to 10% and the excess weight is spread across the remaining constituents on a pro rata basis. This drift control can result in interim adjustments outside of the regular quarterly schedule. These interim adjustments may trigger additional transaction costs in the Fund during replication/sampling (see “Index Rebalancing Risk”).

The Fund’s Investment Strategy

The Fund seeks to achieve its investment objective by obtaining exposure to the Index primarily through (i) direct holdings of some or all of the equity securities included in the Index and/or (ii) the use of financial instruments (such as swap contracts) that provide economic exposure to one or more Index constituents. The Fund may also hold cash and short-term U.S. government securities (and/or other cash equivalents) for liquidity, collateral, and portfolio management purposes.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in founder-led company equities included in the Index and/or in financial instruments that collectively provide exposure to founder-led companies represented in the Index.

The Fund may use a replication approach or, when full replication is not practical, a representative sampling approach. In either case, the Fund seeks aggregate characteristics (including risk and return) that are consistent with its objective.

If the Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund will focus its investments in Information Technology, followed in descending order by Consumer Discretionary, Financials, Communication Services, Real Estate, Health Care and Industrials. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Founder-Led 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange traded fund that seeks, for a single day, investment results, before fees and expenses, that correspond to 2x the daily performance of the Founder-Led Index (the “Index”). The Fund follows a passive approach designed to deliver a multiple of the Index’s daily move rather than to outperform the Index.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Index and on baskets of Index constituents, and may also use exchange-traded equity index futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Index constituents directly.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of founder-led companies included in the Index and/or in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to such companies.

The Index measures the performance of U.S. publicly traded, founder-led companies. The Index is owned and administered by Corgi Strategies, LLC (the “Index Owner”), which sets the eligibility rules, selection process, and weighting framework. Solactive AG (the “Index Calculator”) serves as calculation agent and publishes Index values on behalf of the Index Owner. Additional details about the Index appear below under “The Index”.

The Index

I. Eligible Universe

The Index’s eligible universe includes common equity securities of U.S.-listed companies with primary listings only (excluding American Depositary Receipts and over-the-counter securities).

II. Constituent Selection

From the eligible universe, companies are screened to identify founder-led issuers, meaning companies where at least one original founder currently serves in a C-suite or equivalent key executive role (e.g., CEO, President, CTO, CFO). Among these founder-led issuers, the Index selects 50 companies using free float adjusted market capitalization and liquidity criteria.

III. Weighting

Constituents are weighted by free float adjusted market value, subject to a maximum of 10% per issuer as of each Rebalance Day. Any amount above the 10% maximum will be distributed pro rata. If the Index becomes concentrated in a particular sector or industry, the Fund is expected to mirror that concentration.

IV. Rebalancing

The Index is reconstituted and rebalanced quarterly after the close on the third Friday of March, June, September, and December, with changes effective on the next trading day (each, a “Rebalance Day”). The 10% single issuer cap is applied at each Rebalance Day.

Between scheduled rebalances, if any constituent’s closing weight rises above 20%, that name is reset to 10% and the excess weight is spread across the remaining constituents on a pro rata basis. This drift control can result in interim adjustments outside of the regular quarterly schedule. These interim adjustments may trigger additional transaction costs in the Fund during replication/sampling (see “Index Rebalancing Risk”).

The Fund’s Investment Strategy

The Fund seeks to deliver 2x the Index’s daily return, before fees and expenses, by maintaining leveraged exposure that is reset each trading day. As the Index and the Fund’s net assets change during the day, the portfolio is adjusted, typically around the time the Fund calculates its NAV, to bring exposure back toward 2x of net assets for the next trading day.

Under normal circumstances, the Fund will be investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of founder-led companies and/or financial instruments (such as swaps) that provide indirect exposure to founder-led companies.

The Fund generally uses a replication approach, seeking to hold (directly or indirectly) each Index component in approximately the same weight as in the Index. When full replication is impracticable or inefficient (for example, due to liquidity, transaction costs, trading restrictions, or other considerations), the Fund may instead employ representative sampling by investing in a subset of securities and/or instruments with aggregate characteristics (including risk and return) similar to those of the Index as a whole.

To the extent the Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.

The Fund is classified as non-diversified under the Investment Company Act of 1940.